The Gabelli Global Utility & Income Trust
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS— 97.0%
ENERGY AND UTILITIES — 53 .0%
Aerospace — 0.0%
U.S. Companies
4,000 Redwire Corp. † ........................ $ 34,000
Alternative Energy — 0 .8%
Non U.S. Companies
750 Brookfield Renewable Corp. ............. 29,872
U.S. Companies
7,000 Ormat Technologies Inc. ................ 783,440
31,250 XPLR Infrastructure LP † ................ 331,875
1,145,187
Automotive — 0.0%
U.S. Companies
4,000 Monro Inc. ............................ 64,160
Diversified Industrial — 2 .8%
Non U.S. Companies
21,800 Bouygues SA .......................... 1,245,010
17,400 Jardine Matheson Holdings Ltd. ......... 1,238,010
U.S. Companies
19,500 Flowserve Corp. ........................ 1,433,445
3,916,465
Electric Transmission and Distribution — 2 .6%
Non U.S. Companies
154,000 Algonquin Power & Utilities Corp. ........ 945,560
1,300 Boralex Inc. , Cl. A ...................... 34,241
28,000 Enel Chile SA , ADR ..................... 110,320
8,700 Fortis Inc. ............................. 485,376
650 Fortis Inc., New York .................... 36,264
18,000 Redeia Corp. SA ........................ 302,925
U.S. Companies
500 CenterPoint Energy Inc. ................. 21,580
1,200 Consolidated Edison Inc. ................ 135,816
700 Sempra ............................... 68,019
5,500 Unitil Corp. ............................ 287,320
10,500 WEC Energy Group Inc. ................. 1,215,585
3,643,006
Energy and Utilities: Integrated — 26 .8%
Non U.S. Companies
140,000 A2A SpA .............................. 392,896
500 Acciona SA ............................ 128,762
2,000 E.ON SE ............................... 43,830
14,000 E.ON SE , ADR .......................... 309,960
17,615 EDP SA ................................ 92,130
9,000 EDP SA , ADR .......................... 474,030
13,800 Electric Power Development Co. Ltd. ..... 376,597
33,800 Emera Inc. ............................. 1,752,080
Shares
Market
Value
10,000 Endesa SA ............................. $ 417,031
157,000 Enel SpA .............................. 1,701,267
4,000 Eni SpA ............................... 114,891
7,000 Eni SpA , ADR .......................... 396,270
225,000 Hera SpA .............................. 1,032,983
15,000 Hokkaido Electric Power Co. Inc. ......... 99,808
20,000 Hokuriku Electric Power Co. ............. 134,526
103,300 Iberdrola SA ........................... 2,357,539
35,000 Korea Electric Power Corp. , ADR † ........ 498,750
21,500 Kyushu Electric Power Co. Inc. .......... 244,932
12,000 Shikoku Electric Power Co. Inc. .......... 132,170
10,000 The Chugoku Electric Power Co. Inc. ..... 62,865
14,000 The Kansai Electric Power Co. Inc. ....... 227,989
10,000 Tohoku Electric Power Co. Inc. ........... 73,722
1,800 Verbund AG ............................ 136,587
U.S. Companies
600 Alliant Energy Corp. .................... 43,056
16,700 Ameren Corp. .......................... 1,835,664
19,400 American Electric Power Co. Inc. ......... 2,542,952
21,900 Avista Corp. ........................... 879,066
600 Black Hills Corp. ........................ 41,646
9,500 Dominion Energy Inc. ................... 587,290
1,000 DTE Energy Co. ........................ 146,220
8,950 Duke Energy Corp. ..................... 1,171,913
500 Entergy Corp. .......................... 56,180
15,000 Evergy Inc. ............................ 1,228,800
16,700 Eversource Energy ...................... 1,156,976
380,000 Gulf Coast Ultra Deep Royalty Trust † ..... 13,292
10,000 Hawaiian Electric Industries Inc. † ........ 148,400
7,200 MGE Energy Inc. ....................... 556,488
17,750 NextEra Energy Inc. ..................... 1,648,620
35,500 NiSource Inc. .......................... 1,656,430
11,000 Northwestern Energy Group Inc. ......... 725,340
2,000 NRG Energy Inc. ....................... 292,280
34,000 OGE Energy Corp. ...................... 1,630,640
10,000 Otter Tail Corp. ......................... 877,700
13,500 PG&E Corp. ............................ 237,195
13,800 Pinnacle West Capital Corp. ............. 1,390,350
38,000 Portland General Electric Co. ............ 2,005,260
9,900 PPL Corp. ............................. 378,180
14,500 Public Service Enterprise Group Inc. ..... 1,173,775
16,625 The Southern Co. ....................... 1,604,645
23,000 TXNM Energy Inc. ...................... 1,344,580
18,000 Xcel Energy Inc. ......................... 1,429,920
38,004,473
Environmental Services — 0 .4%
Non U.S. Companies
13,800 Veolia Environnement SA ................ 520,951

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
ENERGY AND UTILITIES (Continued)
Independent Power Producers and Energy
Traders — 2 .1%
Non U.S. Companies
10,000 Chubu Electric Power Co. Inc. ........... $ 162,692
152,000 Datang International Power Generation Co.
Ltd. , Cl. H ........................... 48,656
560,000 Huaneng Power International Inc. , Cl. H .. 421,364
2,700 RWE AG ............................... 180,007
U.S. Companies
110,000 The AES Corp. ......................... 1,549,900
3,600 Vistra Corp. ............................ 541,188
2,903,807
Natural Gas Integrated — 5 .1%
Non U.S. Companies
80,000 Snam SpA ............................. 606,035
900 TC Energy Corp. ........................ 56,340
U.S. Companies
500 DT Midstream Inc. ...................... 67,335
27,000 Kinder Morgan Inc. ..................... 905,310
55,400 National Fuel Gas Co. ................... 5,205,384
4,000 ONEOK Inc. ............................ 361,560
7,201,964
Natural Gas Utilities — 4 .7%
Non U.S. Companies
1,000 Engie SA .............................. 32,029
9,500 Engie SA , ADR ......................... 311,885
20,000 Italgas SpA ............................ 231,864
100,730 National Grid plc ....................... 1,692,576
1,300 National Grid plc , ADR .................. 109,980
U.S. Companies
5,500 Atmos Energy Corp. .................... 1,015,960
1,200 Chesapeake Utilities Corp. ............... 151,644
12,500 MDU Resources Group Inc. ............. 259,000
1,000 ONE Gas Inc. .......................... 86,130
11,000 RGC Resources Inc. .................... 242,550
17,200 Southwest Gas Holdings Inc. ............ 1,494,680
2,000 Spire Inc. .............................. 181,080
24,200 UGI Corp. .............................. 881,364
6,690,742
Natural Resources — 1 .4%
Non U.S. Companies
12,500 Cameco Corp. .......................... 1,357,625
100 Linde plc .............................. 49,576
U.S. Companies
6,800 APA Corp. ............................. 288,592
Shares
Market
Value
1,800 Diamondback Energy Inc. ............... $ 356,022
2,051,815
Oil — 1 .4%
Non U.S. Companies
13,500 BP plc , ADR ........................... 634,500
10,000 Petroleo Brasileiro SA - Petrobras , ADR .. 207,500
16,000 PrairieSky Royalty Ltd. .................. 370,354
7,200 Shell plc , ADR ......................... 669,600
U.S. Companies
1,000 ConocoPhillips ......................... 132,000
2,013,954
Services — 3 .0%
Non U.S. Companies
25,000 ABB Ltd. , ADR ......................... 2,012,000
23,000 Enbridge Inc. .......................... 1,245,220
180 South Bow Corp. ....................... 5,998
U.S. Companies
19,200 Halliburton Co. ......................... 748,608
8,000 Innovex International Inc. † .............. 195,120
4,206,946
Water — 1 .9%
Non U.S. Companies
2,077 Cia de Saneamento Basico do Estado de
Sao Paulo SABESP , ADR .............. 63,380
4,700 Consolidated Water Co. Ltd. ............. 155,664
40,000 Fluence Corp. Ltd. † ..................... 2,484
30,000 Severn Trent plc ........................ 1,226,977
35,000 United Utilities Group plc ................ 609,187
U.S. Companies
500 Artesian Resources Corp. , Cl. A .......... 15,925
5,000 California Water Service Group .......... 226,700
6,700 Essential Utilities Inc. ................... 269,809
1,500 H2O America .......................... 88,005
1,000 Middlesex Water Co. .................... 52,050
2,710,181
TOTAL ENERGY AND UTILITIES ......... 75,107,651
..............................................................................
OTHER — 24 .3%
Aerospace — 2 .2%
Non U.S. Companies
100,000 Rolls-Royce Holdings plc ............... 1,498,315
U.S. Companies
6,700 AAR Corp. † ............................ 733,382
3,000 General Electric Co. ..................... 851,310
3,083,007
Automotive — 0 .9%
Non U.S. Companies
350 Ferrari NV ............................. 118,457

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
OTHER (Continued)
Automotive (Continued)
Non U.S. Companies (Continued)
32,000 Traton SE .............................. $ 1,139,946
1,258,403
Broadline Retail — 0 .5%
Non U.S. Companies
7,500 Naspers Ltd. , Cl. N ..................... 382,046
7,500 Prosus NV ............................. 337,913
719,959
Building and Construction — 2 .0%
Non U.S. Companies
2,000 Amrize Ltd. † ........................... 108,904
1,000 CRH plc ............................... 105,120
500 Holcim AG ............................. 40,595
1,400 Sika AG ............................... 227,439
U.S. Companies
1,200 Arcosa Inc. ............................ 127,368
14,000 AZZ Inc. ............................... 1,751,820
3,125 Everus Construction Group Inc. † ......... 368,938
2,000 Knife River Corp. † ...................... 163,300
2,893,484
Computer Hardware — 0 .2%
U.S. Companies
1,300 Dell Technologies Inc. , Cl. C ............. 213,369
4,000 Hewlett Packard Enterprise Co. .......... 95,240
308,609
Computer Software and Services — 0 .1%
Non U.S. Companies
550 Check Point Software Technologies Ltd. † . 78,568
U.S. Companies
150 Global Payments Inc. ................... 10,095
2,100 Kyndryl Holdings Inc. † .................. 27,552
100 Microsoft Corp. ........................ 37,017
3,800 N-able Inc. † ........................... 17,746
120 Oracle Corp. ........................... 17,653
188,631
Consumer Products — 0 .3%
Non U.S. Companies
15,000 Essity AB , Cl. B ......................... 384,877
3,000 Salvatore Ferragamo SpA † .............. 23,909
408,786
Consumer Services — 0 .4%
U.S. Companies
23,000 Matthews International Corp. , Cl. A ....... 593,860
Shares
Market
Value
Diversified Industrial — 0 .8%
Non U.S. Companies
1,750 Accelleron Industries AG , ADR ........... $ 156,485
1,300 Velan Inc. .............................. 14,812
5,500 Vestas Wind Systems A/S ............... 161,762
U.S. Companies
2,000 GATX Corp. ............................ 341,480
16,000 Trinity Industries Inc. ................... 514,880
1,189,419
Electronics — 2 .2%
Non U.S. Companies
40,000 Kyocera Corp. .......................... 599,351
9,600 Landis+Gyr Group AG ................... 606,303
1,000 Signify NV ............................. 20,875
82,000 Sony Group Corp. , ADR ................. 1,697,400
U.S. Companies
300 Badger Meter Inc. ...................... 45,705
2,817 Kimball Electronics Inc. † ................ 66,735
1,000 Proto Labs Inc. † ....................... 57,020
3,093,389
Financial Services — 5 .1%
Non U.S. Companies
1,125 Brookfield Asset Management Ltd. , Cl. A .. 50,006
6,750 Brookfield Corp. ........................ 273,173
51,000 Commerzbank AG ...................... 1,815,020
5,000 Janus Henderson Group plc ............. 256,850
2,500 Kinnevik AB , Cl. A † ..................... 15,264
100,000 Resona Holdings Inc. ................... 1,085,347
19,600 Sony Financial Group Inc. , ADR † ......... 88,396
25,000 UBS Group AG ......................... 976,750
16,500 UBS Group AG ......................... 634,123
U.S. Companies
400 Bank of America Corp. .................. 19,500
14,300 The Bank of New York Mellon Corp. ...... 1,696,409
300 The Goldman Sachs Group Inc. .......... 253,797
7,164,635
Food and Beverage — 4 .5%
Non U.S. Companies
8,800 Canada Packers Inc. .................... 127,594
100 Chocoladefabriken Lindt & Spruengli AG .. 1,404,452
35,000 Davide Campari-Milano NV .............. 247,988
7,000 Diageo plc , ADR ........................ 521,150
5,300 Fomento Economico Mexicano SAB de CV ,
ADR ................................ 588,618
6,000 Heineken NV ........................... 459,797
500 Kerry Group plc , Cl. A ................... 39,530
20,000 Kikkoman Corp. ........................ 180,839
44,000 Maple Leaf Foods Inc. .................. 948,890
9,500 Nestlé SA .............................. 931,703

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
OTHER (Continued)
Food and Beverage (Continued)
Non U.S. Companies (Continued)
1,500 Pernod Ricard SA ...................... $ 111,343
2,000 Remy Cointreau SA ..................... 85,024
11,000 Yakult Honsha Co. Ltd. .................. 184,367
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 504,400
6,335,695
Health Care — 0 .5%
U.S. Companies
24,500 Pfizer Inc. ............................. 687,960
Hotels and Gaming — 0 .2%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 78,751
350,000 The Hongkong & Shanghai Hotels Ltd. † .. 261,121
339,872
Machinery — 1 .6%
Non U.S. Companies
159,000 CNH Industrial NV ...................... 1,749,000
U.S. Companies
32,500 Twin Disc Inc. .......................... 489,775
2,238,775
Metals and Mining — 0 .6%
U.S. Companies
14,000 Freeport-McMoRan Inc. ................. 822,920
Semiconductors — 0 .8%
Non U.S. Companies
3,000 First Sensor AG ........................ 194,876
1,873 GLOBALFOUNDRIES Inc. † .............. 83,311
600 NXP Semiconductors NV ................ 118,116
U.S. Companies
1,500 Advanced Micro Devices Inc. † ........... 305,145
800 Axcelis Technologies Inc. † .............. 74,464
890 Broadcom Inc. ......................... 275,464
300 NVIDIA Corp. .......................... 52,320
400 SolarEdge Technologies Inc. † ............ 20,420
50 Texas Instruments Inc. .................. 9,707
100 Universal Display Corp. ................. 9,166
1,142,989
Specialty Chemicals — 1 .4%
Non U.S. Companies
1,800 Axalta Coating Systems Ltd. † ............ 49,860
500 Givaudan SA ........................... 1,678,339
Shares
Market
Value
U.S. Companies
2,000 Rogers Corp. † ......................... $ 214,660
1,942,859
TOTAL OTHER ......................... 34,413,252
..............................................................................
COMMUNICATION SERVICES — 19 .7%
Cable and Satellite — 3 .5%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 647,898
170,500 Grupo Televisa SAB , ADR ............... 496,155
70,000 ITV plc ................................ 69,535
55,000 Liberty Latin America Ltd. , Cl. A † ........ 475,200
3,632 Liberty Latin America Ltd. , Cl. C † ........ 32,034
44,000 Rogers Communications Inc. , Cl. B ....... 1,691,800
U.S. Companies
200 Charter Communications Inc. , Cl. A † ..... 43,176
14,500 Comcast Corp. , Cl. A .................... 416,295
3,000 EchoStar Corp. , Cl. A † .................. 351,210
53 GCI Liberty Inc. , Cl. B † .................. 1,988
21 GCI Liberty Inc. , Cl. C † .................. 781
600 Liberty Broadband Corp. , Cl. B † .......... 32,667
17,000 Versant Media Group Inc. ............... 629,340
4,888,079
Entertainment — 1 .9%
Non U.S. Companies
38,000 JCDecaux SE .......................... 811,684
24,000 Manchester United plc , Cl. A † ........... 403,680
45,000 Ollamani SAB † ......................... 183,912
U.S. Companies
18,000 Fox Corp. , Cl. B ........................ 955,800
10,000 Warner Bros Discovery Inc. † ............ 274,600
2,629,676
Telecommunication Services — 9 .2%
Non U.S. Companies
29,000 BCE Inc. ............................... 731,960
103,000 BT Group plc , Cl. A ..................... 286,976
17,000 Deutsche Telekom AG ................... 627,800
47,200 Deutsche Telekom AG , ADR ............. 1,750,176
17,500 Eurotelesites AG † ...................... 89,405
11,000 Itissalat Al-Maghrib ..................... 115,701
445,000 Koninklijke KPN NV ..................... 2,470,439
34,000 Liberty Global Ltd. , Cl. A † ............... 411,060
5,000 Orange SA , ADR ........................ 102,350
60,000 Pharol SGPS SA † ...................... 5,146
18,000 Proximus SA ........................... 145,637
6,000 Sunrise Communications AG , Cl. A ....... 355,077
1,100 Swisscom AG .......................... 917,584
400,000 Telecom Italia SpA † ..................... 277,034
17,000 Telefonica Brasil SA , ADR ............... 270,470
230,000 Telefonica Deutschland Holding AG † ..... 563,592

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMUNICATION SERVICES (Continued)
Telecommunication Services (Continued)
Non U.S. Companies (Continued)
80,000 Telefonica SA , ADR ..................... $ 347,200
70,000 Telekom Austria AG ..................... 737,086
44,500 Telesat Corp. † .......................... 1,610,900
5,000 TELUS Corp. ........................... 64,266
U.S. Companies
12,000 Anterix Inc. † ........................... 458,280
4,000 AT&T Inc. .............................. 115,960
1,000 Cisco Systems Inc. ..................... 77,590
100 Motorola Solutions Inc. ................. 43,397
10,430 Shenandoah Telecommunications Co. .... 160,830
6,700 Verizon Communications Inc. ............ 336,340
13,072,256
Wireless Telecommunication Services — 5 .1%
Non U.S. Companies
3,000 America Movil SAB de CV , ADR .......... 76,440
5,000 Infrastrutture Wireless Italiane SpA ....... 39,617
24,200 Millicom International Cellular SA ........ 1,813,548
74,500 Orange Belgium SA † .................... 1,739,438
27,000 Orascom Investment Holding , GDR † (a) ... 378
5,400 SK Telecom Co. Ltd. , ADR ............... 158,166
28,000 Turkcell Iletisim Hizmetleri A/S , ADR ..... 168,840
10,000 VEON Ltd. , ADR † ....................... 463,000
110,000 Vodafone Group plc , ADR ............... 1,652,200
U.S. Companies
9,500 Array Digital Infrastructure Inc. .......... 438,330
14,000 Telephone and Data Systems Inc. ........ 589,400
700 T-Mobile US Inc. ....................... 147,021
7,286,378
TOTAL COMMUNICATION SERVICES ..... 27,876,389
..............................................................................
TOTAL COMMON STOCKS .............. 137,397,292
CLOSED-END FUNDS— 0.0%
10,000 Altaba Inc., Escrow † .................... 13,500
..............................................................................
WARRANTS— 0.1%
ENERGY AND UTILITIES — 0 .1%
Natural Resources — 0 .1%
U.S. Companies
1,500 Occidental Petroleum Corp. , expire
08/03/27 † ........................... 64,350
..............................................................................
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS— 2.9%
$ 4,157,000 U.S. Treasury Bills,
3.570 % to 3.781% †† , 04/09/26 to
06/25/26 ............................ $ 4,139,730
..............................................................................
TOTAL INVESTMENTS— 100.0%
(Cost $ 83,254,073 ) ..................... $ 141,614,872
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 56 .8% $ 80,407,448
Europe .............................. 35 .3 50,038,023
Japan ............................... 3 .8 5,351,001
Asia/Pacific ......................... 1 .9 2,704,817
Latin America ....................... 1 .8 2,615,458
South Africa ......................... 0 .3 382,046
Africa/Middle East ................... 0 .1 116,079
Total Investments ................... 100.0% $ 141,614,872